Related-Party and Party-In- Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in- Interest Transactions
6.
RELATED-PARTY AND PARTY-IN- INTEREST TRANSACTIONS

Certain Plan investments are in the Company’s Common Stock. Since the Company is the Plan Sponsor, these transactions qualify as party-in-interest transactions. Certain administrative functions are performed by the officers and employees of the Company (who may also be Participants in the Plan) at no cost to the Plan.

As of December 31, 2025 and 2024, the Master Trust held 3,432,923 and 3,630,370 shares, respectively, of the Company’s Common Stock, in the Frozen ESOP Fund and the Company Stock Fund, with a market value per share of $80.30 and $84.49, respectively.

For the year ended December 31, 2025, the Master Trust recorded dividend income of approximately $9.0 million from the Company’s Common Stock.

These transactions are not deemed prohibited party-in-interest transactions because they are covered by statutory or administrative exemptions from ERISA’s rules on prohibited transactions.